NOTES PAYABLE - Schedule of Debt Maturities (Details) - Notes Payable $ in Thousands	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Remainder of 2021	$ 36,052
2022	821
2023	979
2024	1,167
2025	1,392
Thereafter	2,614
Total	$ 43,025